INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Year Ended October 31,
	2015	2014
Federal:
Current	$-	$-
Deferred	(487,000)	(1,606,000)
State:
Current	-	-
Deferred	(120,000)	(1,000)
Adjustment to valuation allowance related to net deferred tax assets	607,000	1,607,000
	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$31,261,000	$31,864,000
Deferred compensation	6,522,000	5,437,000
Intangibles	483,000	-
Other	282,000	359,000
Subtotal	38,548,000	37,660,000

Less: valuation allowance	(38,548,000)	(37,660,000)
Deferred tax asset, net	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended October 31,
	2015		2014
Income tax benefit at U.S. Federal statutory income Tax rate	$ (469,000)	(34.00%)	$ (3,266,000)	(34.00%)
State income taxes	(117,000)	(8.50%)	(6,000)	(.06%)
Permanent differences	1,000.10%		1,529,000	15.92%
Expiring net operating losses, credits and other	(22,000)	(1.60%)	115,000	1.19%
Foreign rate difference on impairment	-	0%	21,000.22%
Change in valuation allowance	607,000	44.00%	1,607,000	16.73%
Income tax provision	$ -	0%	$ -	0%